Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
BEGINNING BALANCE at Dec. 31, 2010	$ 157,361	$ 1,172	$ 150,972	$ 10,455	$ (5,238)	$ 0
BEGINNING BALANCE (in shares) at Dec. 31, 2010		117,139
Components of comprehensive income, net of tax
Net income	41,469	0	0	0	41,469	0
Other comprehensive income (loss)	(8,400)	0	0	(8,400)	0	0
Total comprehensive income	33,069	0	0	0	0	0
Stock-based compensation expenses	8,878	0	8,878	0	0	0
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		7,433
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	2,192	74	2,118	0	0	0
Ending Balance at Dec. 31, 2011	201,500	1,246	161,968	2,055	36,231	0
Ending Balance (in shares) at Dec. 31, 2011		124,572
Components of comprehensive income, net of tax
Net income	47,218	0	0	0	47,218	0
Other comprehensive income (loss)	1,610	0	0	1,610	0	0
Total comprehensive income	48,828	0	0	0	0	0
Stock-based compensation expenses	11,802	0	11,802	0	0	0
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		5,468
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	136	54	82	0	0	0
Ending Balance at Dec. 31, 2012	262,266	1,300	173,852	3,665	83,449	0
Ending Balance (in shares) at Dec. 31, 2012		130,040
Components of comprehensive income, net of tax
Net income	27,376	0	0	0	27,376	0
Other comprehensive income (loss)	430	0	0	430	0	0
Total comprehensive income	27,806	0	0	0	0	0
Stock-based compensation expenses	10,262	0	10,262	0	0	0
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		5,154
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	346	52	294	0	0	0
Share repurchase (in shares)		0
Share repurchase	(10,018)	0	0	0	0	(10,018)
Dividends declared (US$0.15 per ordinary share)	(19,965)	0	0	0	(19,965)	0
Treasury stock retired, shares		(3,564)
Treasury stock retired	0	(36)	(4,392)	0	(5,590)	10,018
Ending Balance at Dec. 31, 2013	$ 270,697	$ 1,316	$ 180,016	$ 4,095	$ 85,270	$ 0
Ending Balance (in shares) at Dec. 31, 2013		131,630